CONSOLIDATED BALANCE SHEETS (PARENTHETICAL 1) - ₪ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value per share	₪ 0	₪ 0.9